COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	85.6%
COMMODITIES	1.4%
BlackRock Resources & Commodities Strategy Trust		114,207	$933,071
Sprott Physical Gold and Silver Trust(a)		267,777	3,320,435
Sprott Physical Platinum & Palladium Trust(a)		77,294	820,089

			5,073,595

COVERED CALL	4.0%
Columbia Seligman Premium Technology Growth Fund, Inc.		202,051	4,057,184
Eaton Vance Tax-Managed Buy-Write Income Fund		79,157	1,236,432
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		66,399	997,313
Eaton Vance Tax-Managed Diversified Equity Income Fund		179,571	2,029,152
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund		253,733	2,478,972
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		438,925	3,572,850

			14,371,903

EMERGING MARKETS DEBT	0.2%
Templeton Emerging Markets Income Fund		84,956	869,949

EMERGING MARKETS EQUITY	4.4%
JPMorgan Emerging Markets Investment Trust PLC (United Kingdom)		253,663	3,026,311
Templeton Emerging Markets Fund		382,633	5,693,579
Templeton Emerging Markets Investment Trust PLC (United Kingdom)		708,187	7,065,415

			15,785,305

ENERGY/ RESOURCES	1.2%
Adams Natural Resources Fund, Inc.		175,754	2,947,395
BlackRock Energy and Resources Trust		123,437	1,494,822

			4,442,217

EQUITY TAX—ADVANTAGED	9.0%
Eaton Vance Tax-Advantaged Dividend Income Fund		386,225	8,608,955
Eaton Vance Tax-Advantaged Global Dividend Income Fund		246,564	3,831,605
Gabelli Dividend & Income Trust		361,944	7,702,168
John Hancock Tax-Advantaged Dividend Income Fund		365,768	9,071,047
Nuveen Tax-Advantaged Dividend Growth Fund		117,331	1,884,336

		Shares	Value
Nuveen Tax-Advantaged Total Return Strategy Fund		80,778	$924,908

			32,023,019

FINANCIAL	1.3%
John Hancock Financial Opportunities Fund		140,148	4,470,721

GLOBAL EQUITY	0.9%
Altaba, Inc.(a)		29,587	2,192,988
Fidelity European Values PLC (United Kingdom)		325,042	939,839

			3,132,827

GLOBAL HYBRID (GROWTH & INCOME)	0.1%
LMP Capital and Income Fund, Inc.		13,777	177,723

HEALTH/BIOTECH	4.7%
Gabelli Healthcare and WellnessRx Trust		338,290	3,555,428
Tekla Healthcare Investors		159,090	3,267,708
Tekla Healthcare Opportunities Fund		206,932	3,646,142
Tekla Life Sciences Investors		193,079	3,307,443
Tekla World Healthcare Fund		228,322	2,924,805

			16,701,526

HIGH YIELD	0.3%
BlackRock Corporate High Yield Fund, Inc.		48,154	494,060
New America High Income Fund		49,794	423,249

			917,309

INVESTMENT GRADE	0.8%
PIMCO Corporate and Income Opportunity Fund		152,985	2,675,708

LIMITED DURATION	1.1%
BlackRock Limited Duration Income Trust		140,947	2,071,921
Eaton Vance Limited Duration Income Fund		151,897	1,921,497

			3,993,418

MASTER LIMITED PARTNERSHIPS	11.4%
Fiduciary/Claymore MLP Opportunity Fund		125,852	1,328,997
First Trust Energy Income and Growth Fund		546,415	11,879,062
First Trust MLP and Energy Income Fund		248,221	2,854,541
First Trust New Opportunities MLP & Energy Fund		555,183	5,140,995
Kayne Anderson Midstream/Energy Fund, Inc.		175,019	2,082,726
Kayne Anderson MLP Investment Company		432,971	6,940,525
Neuberger Berman MLP Income Fund, Inc.		518,279	4,125,501
Tortoise Energy Infrastructure Corp.		53,605	1,259,718

		Shares	Value
Tortoise MLP Fund, Inc.		346,339	$4,855,673

			40,467,738

MULTI-SECTOR	12.5%
PIMCO Dynamic Credit Income Fund		498,177	11,672,287
PIMCO Dynamic Income Fund		316,498	10,150,091
PIMCO High Income Fund		692,329	6,244,808
PIMCO Income Opportunity Fund		322,369	8,584,686
PIMCO Income Strategy Fund II		779,229	8,018,266

			44,670,138

MUNICIPAL	11.8%
BlackRock Investment Quality Municipal Trust, Inc.		83,923	1,186,671
BlackRock Municipal Bond Trust		12,337	178,886
BlackRock Municipal Income Trust		25,942	349,698
BlackRock MuniEnhanced Fund, Inc.		80,287	859,071
BlackRock MuniHoldings Fund, Inc.		34,728	553,564
BlackRock MuniHoldings Investment Quality Fund		93,425	1,206,117
BlackRock MuniHoldings New York Quality Fund, Inc.		80,569	1,040,871
BlackRock MuniHoldings Quality Fund II, Inc.		41,070	505,161
BlackRock MuniHoldings Quality Fund, Inc.		41,877	507,130
BlackRock MuniVest Fund, Inc.		124,512	1,121,853
BlackRock MuniYield Fund, Inc.		35,720	497,937
BlackRock MuniYield Quality Fund II, Inc.		76,310	938,613
BlackRock MuniYield Quality Fund III, Inc.		113,309	1,465,085
BlackRock MuniYield Quality Fund, Inc.		97,129	1,368,548
BlackRock Strategic Municipal Trust		64,404	857,861
Eaton Vance Municipal Income Trust		126,809	1,547,070
Invesco Municipal Trust		111,382	1,342,153
Nuveen AMT-Free Municipal Credit Income Fund		233,796	3,532,658
Nuveen AMT-Free Quality Municipal Income Fund		191,047	2,552,388
Nuveen California Quality Municipal Income Fund		86,334	1,189,683
Nuveen Enhanced Municipal Value Fund		105,588	1,457,114
Nuveen Municipal Credit Income Fund		476,468	7,180,373
Nuveen Municipal Value Fund, Inc.		383,745	3,837,450
Nuveen Quality Municipal Income Fund		212,441	2,882,824
PIMCO Municipal Income Fund		87,413	1,234,272
Pioneer Municipal High Income Trust		44,244	528,273
Putnam Managed Municipal Income Trust		221,133	1,654,075
Western Asset Municipal Partners Fund, Inc.		40,063	578,510

			42,153,909

		Shares	Value
PREFERRED	4.9%
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.		91,655	$2,177,723
Flaherty & Crumrine Preferred Income Fund, Inc.		103,652	1,427,288
Flaherty & Crumrine Preferred Securities Income Fund, Inc.		142,164	2,688,321
John Hancock Preferred Income Fund III		162,503	3,043,681
Nuveen Preferred & Income Term Fund		107,703	2,421,163
Nuveen Preferred Income Opportunities Fund		604,184	5,757,874

			17,516,050

REAL ESTATE	4.3%
CBRE Clarion Global Real Estate Income Fund		352,054	2,629,843
Neuberger Berman Real Estate Securities Income Fund, Inc.		1,056,550	5,251,054
Nuveen Real Asset Income and Growth Fund		149,610	2,399,745
Nuveen Real Estate Income Fund		492,273	5,099,948

			15,380,590

SENIOR LOAN	2.6%
Ares Dynamic Credit Allocation Fund, Inc.		70,620	1,048,001
BlackRock Floating Rate Income Strategies Fund, Inc.		38,655	483,187
BlackRock Floating Rate Income Trust Fund, Inc.		35,393	432,149
Eaton Vance Senior Floating-Rate Trust		58,030	755,551
Eaton Vance Senior Income Trust		123,968	762,403
Nuveen Credit Strategies Income Fund		477,919	3,694,314
Nuveen Floating Rate Income Fund		59,776	575,643
Nuveen Floating Rate Income Opportunity Fund		62,980	603,978
Western Asset Corporate Loan Fund, Inc.		92,109	872,272

			9,227,498

U.S. GENERAL EQUITY	3.1%
Gabelli Equity Trust, Inc.		951,445	5,851,387
Royce Value Trust, Inc.		122,837	1,690,237
Source Capital, Inc.		73,698	2,653,128
Tri-Continental Corp.		26,892	707,259

			10,902,011

U.S. HYBRID (GROWTH & INCOME)	1.5%
Guggenheim Strategic Opportunities Fund		277,001	5,443,070

UTILITY	4.1%
Reaves Utility Income Fund		437,139	14,722,842

TOTAL CLOSED-END FUNDS (Identified cost—$316,288,211)			305,119,066

		Shares	Value
EXCHANGE-TRADED FUNDS	11.8%
EMERGING MARKETS EQUITY	1.0%
iShares MSCI Emerging Markets ETF		80,245	$3,444,115

FINANCIAL	2.9%
Financial Select Sector SPDR Fund		291,117	7,484,618
iShares MSCI Europe Financials ETF		61,763	1,121,616
SPDR S&P Bank ETF		41,062	1,715,160

			10,321,394

HEALTH/BIOTECH	1.0%
iShares Nasdaq Biotechnology ETF		31,909	3,567,426

U.S. EQUITY	6.9%
SPDR S&P 500 ETF Trust		37,413	10,568,424
Consumer Discretionary Select Sector SPDR ETF		53,647	6,107,711
Vanguard S&P 500 ETF Trust		30,095	7,810,856

			24,486,991

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$42,324,880)			41,819,926

SHORT-TERM INVESTMENTS	2.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(b)		8,861,695	8,861,695

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,861,695)			8,861,695

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$367,474,786)	99.9%		355,800,687
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		526,344

NET ASSETS (Equivalent to $13.10 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$356,327,031

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$305,119,066	$305,119,066	$—	$—
Exchange-Traded Funds	41,819,926	41,819,926	—	—
Short-Term Investments	8,861,695	—	8,861,695	—

Total Investments in Securities(a)	$335,800,687	$346,938,992	$8,861,695	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.